Derivative Financial Instruments - Additional Information (Detail) (Allstate Life Insurance Company, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Interest credited to contractholder funds
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) from valuation and settlements on embedded derivative financial instruments	$ 36.9	$ 186.6
Contract benefits
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) from valuation and settlements on embedded derivative financial instruments	$ 10.2	$ 5.1